Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	$ 15,068	$ 1,204
North America [Member]
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	14,160	1,168
Other [Member]
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	$ 908	$ 36